Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 3,452,000
Operating loss carryovers expiration date	2035
Increase in valuation allowance	$ 1,311,000